Group Companies - Subsidiary Undertakings Included in Consolidation Countries M through P (Detail)	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 MMK / shares	Dec. 31, 2017 XOF / shares	Dec. 31, 2017 NOK / shares	Dec. 31, 2017 NZD / shares	Dec. 31, 2017 PLN / shares	Dec. 31, 2017 MAD / shares	Dec. 31, 2017 NGN / shares	Dec. 31, 2017 PKR / shares	Dec. 31, 2017 NPR / shares	Dec. 31, 2017 PEN / shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2017 PYG / shares	Dec. 31, 2017 NIO / shares	Dec. 31, 2017 ANG / shares	Dec. 31, 2017 PHP / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 £ / shares
Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Nominal Value	€ 0.16																		€ 0.16		€ 0.16
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Nominal Value	€ 0.16																		€ 0.16
Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | £ / shares		£ 0.0311																		£ 0.0311		£ 0.0311
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | £ / shares		£ 0.031																		£ 0.031
Mexico [Member] | Unilever N.V. [member] | Unilever de Mexico S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	UNILEVER DE MEXICO S.DE R.L. DE C.V.
% holding as between NV/PLC	64.55%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever N.V. [member] | Unilever Holding Mexico S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	Unilever Holding Mexico S.de R.L. de C.V.
% holding as between NV/PLC	64.55%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever N.V. [member] | Unilever Manufacturera S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	Unilever Manufacturera S.de R.L. de C.V.
% holding as between NV/PLC	64.55%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever N.V. [member] | Servicios Professionales Unilever S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	Servicios Professionales Unilever S.de R.L. de C.V.
% holding as between NV/PLC	64.55%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever N.V. [member] | Unilever Mexicana S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	Unilever Mexicana S.de R.L. de C.V.
% holding as between NV/PLC	64.55%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever N.V. [member] | Unilever Real Estate Mexico S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	Unilever Real Estate Mexico S.de R.L. de C.V.
% holding as between NV/PLC	64.55%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever N.V. [member] | Unilever Servicios de Promotoria S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	Unilever Servicios de Promotoria, S.de R.L. de C.V.
% holding as between NV/PLC	64.55%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever PLC [member] | Unilever de Mexico S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	UNILEVER DE MEXICO S.DE R.L. DE C.V.
% holding as between NV/PLC	35.45%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever PLC [member] | Unilever Holding Mexico S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	Unilever Holding Mexico S.de R.L. de C.V.
% holding as between NV/PLC	35.45%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever PLC [member] | Unilever Manufacturera S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	Unilever Manufacturera S.de R.L. de C.V.
% holding as between NV/PLC	35.45%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever PLC [member] | Servicios Professionales Unilever S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	Servicios Professionales Unilever S.de R.L. de C.V.
% holding as between NV/PLC	35.45%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever PLC [member] | Unilever Mexicana S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	Unilever Mexicana S.de R.L. de C.V.
% holding as between NV/PLC	35.45%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever PLC [member] | Unilever Real Estate Mexico S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	Unilever Real Estate Mexico S.de R.L. de C.V.
% holding as between NV/PLC	35.45%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Mexico [Member] | Unilever PLC [member] | Unilever Servicios de Promotoria S de R L de C V [Member] | Partnership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mexico
Name of Undertaking	Unilever Servicios de Promotoria, S.de R.L. de C.V.
% holding as between NV/PLC	35.45%
Registered address	Av. Tepalcapa No.2, Col. Rancho Santo Domingo, C.P. 54900 Tultitlan, Estado de Mexico
Morocco [Member] | Unilever Maghreb SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.98%
Morocco [Member] | Unilever N.V. [member] | Unilever Maghreb SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Morocco
Name of Undertaking	Unilever Maghreb S.A.
% holding as between NV/PLC	99.98%
Nominal Value | MAD / shares									MAD 100.00
Registered address	Km 10, Route Cotiere, Ain Sebaa, Casablanca
Morocco [Member] | Unilever PLC [member] | Unilever Maghreb SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Morocco
Name of Undertaking	Unilever Maghreb S.A.
% holding as between NV/PLC	0.00%
Nominal Value | MAD / shares									MAD 100.00
Registered address	Km 10, Route Cotiere, Ain Sebaa, Casablanca
Mozambique [Member] | Unilever N.V. [member] | Unilever Mocambique Limitada [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mozambique
Name of Undertaking	Unilever Mocambique Limitada
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares			$ 0.01
Registered address	Avenida 24 de Julho, Edificio 24, N 1097, 4 andar Maputo
Mozambique [Member] | Unilever PLC [member] | Unilever Mocambique Limitada [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Mozambique
Name of Undertaking	Unilever Mocambique Limitada
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			0.01
Registered address	Avenida 24 de Julho, Edificio 24, N 1097, 4 andar Maputo
Myanmar [Member] | Unilever EAC Myanmar Company Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	60.00%
Myanmar [Member] | Unilever N.V. [member] | Unilever (Myanmar) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Myanmar
Name of Undertaking	Unilever (Myanmar) Limited
% holding as between NV/PLC	100.00%
Nominal Value | MMK / shares				MMK 8,200.00
Registered address	No (40,41,47), Min Thate Di Kyaw Swar Street, Shwe Pyi Thar Industrial Zone (2), Shwe Pyi Thar Township,Yangon
Myanmar [Member] | Unilever N.V. [member] | Unilever (Myanmar) Services Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Myanmar
Name of Undertaking	Unilever (Myanmar) Services Limited
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares			10.00
Registered address	No (196), West Shwe Gone Dine 5th Street, Bahan Township, Yangon
Myanmar [Member] | Unilever N.V. [member] | Unilever EAC Myanmar Company Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Myanmar
Name of Undertaking	Unilever EAC Myanamr Company
% holding as between NV/PLC	60.00%
Nominal Value | MMK / shares				1,000,000.00
Registered address	Lot No.28,30,31, Hlaing Thar Yar Industrial Zone (3), Hlaing Thar Yar Township, Yangon
Myanmar [Member] | Unilever PLC [member] | Unilever (Myanmar) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Myanmar
Name of Undertaking	Unilever (Myanmar) Limited
% holding as between NV/PLC	0.00%
Nominal Value | MMK / shares				8,200.00
Registered address	No (40,41,47), Min Thate Di Kyaw Swar Street, Shwe Pyi Thar Industrial Zone (2), Shwe Pyi Thar Township,Yangon
Myanmar [Member] | Unilever PLC [member] | Unilever (Myanmar) Services Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Myanmar
Name of Undertaking	Unilever (Myanmar) Services Limited
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			10.00
Registered address	No (196), West Shwe Gone Dine 5th Street, Bahan Township, Yangon
Myanmar [Member] | Unilever PLC [member] | Unilever EAC Myanmar Company Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Myanmar
Name of Undertaking	Unilever EAC Myanamr Company
% holding as between NV/PLC	0.00%
Nominal Value | MMK / shares				MMK 1,000,000.00
Registered address	Lot No.28,30,31, Hlaing Thar Yar Industrial Zone (3), Hlaing Thar Yar Township, Yangon
Nepal [Member] | Unilever Nepal Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	53.76%
Nepal [Member] | Unilever N.V. [member] | Unilever Nepal Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Nepal
Name of Undertaking	Unilever Nepal Limited
% holding as between NV/PLC	0.00%
Nominal Value | NPR / shares												NPR 100.00
Registered address	Basamadi V.D.C. - 5, P.O. Box-11, Hetauda, Dist. Makwanpur
Nepal [Member] | Unilever PLC [member] | Unilever Nepal Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Nepal
Name of Undertaking	Unilever Nepal Limited
% holding as between NV/PLC	53.76%
Nominal Value | NPR / shares												NPR 100.00
Registered address	Basamadi V.D.C. - 5, P.O. Box-11, Hetauda, Dist. Makwanpur
Netherlands [member] | Unilever N.V. [member] | Alberto-Culver Netherlands BV [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Alberto-Culver Netherlands B.V.
% holding as between NV/PLC	55.40%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Alberto-Culver Netherlands BV [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Alberto-Culver Netherlands B.V.
% holding as between NV/PLC	55.40%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Argentina Investments BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Argentina Investments B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 454.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | BFO Holdings BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	BFO Holdings B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | BFO TWO BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	BFO TWO B.V.
% holding as between NV/PLC	55.40%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | BrazH1 BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	BrazH1 B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | BrazH2 BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	BrazH2 B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Brazinvest BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Brazinvest B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Brazinvestee BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Brazinvestee B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Chico-invest BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Chico-invest B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 455.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Dollar Shave Club B.V. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Dollar Shave Club B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Doma BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Doma B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	ANG 1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Handelmaatschappij Noorda BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Handelmaatschappij Noorda B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Foods & Refreshment Global BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Foods & Refreshment Global B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Itaho BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Itaho B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Lipoma BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Lipoma B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Marga BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Marga B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Mavibel (Maatschappij voor Internationale Beleggingen) BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Mavibel (Maatschappij voor Internationale Beleggingen) B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Mexinvest BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Mexinvest B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Mixhold BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	MIXHOLD B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Mixhold BV [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	MIXHOLD B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Mixhold BV [Member] | Cumulative Preference Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	MIXHOLD B.V.
% holding as between NV/PLC	55.40%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Naamlooze Vennootschap Elma [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Naamlooze Vennootschap Elma
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Naamlooze Vennootschap Elma [Member] | Five Percentage Cumulative Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Naamlooze Vennootschap Elma
% holding as between NV/PLC	0.25%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455,3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | New Asia BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	New Asia B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Nommexar BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Nommexar B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Ortiz Finance BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Ortiz Finance B.V.
% holding as between NV/PLC	64.55%
Nominal Value | ANG / shares																	100.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Pabulum BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Pabulum B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Rizofoor BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Rizofoor B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Rolf von den Baumen's Vetsmelterij BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Rolf von den Baumen’s Vetsmelterij B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 454.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Rolon BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Rolon B.V.
% holding as between NV/PLC	64.55%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Saponia BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Saponia B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | ThaiB1 BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	ThaiB1 B.V.
% holding as between NV/PLC	64.50%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | ThaiB2 BV[Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	ThaiB2 B.V.
% holding as between NV/PLC	64.55%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Administration Centre BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Administration Centre B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Alser BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Alser B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever BCS Europe BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS Europe B.V.
% holding as between NV/PLC	55.40%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever BCS Holdings BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS Holdings B.V.
% holding as between NV/PLC	55.40%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever BCS NL Holdings Two BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS NL Holdings Two B.V.
% holding as between NV/PLC	55.40%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Berran B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Berran B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Canada Investments B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Canada Investments B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Caribbean Holdings B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Caribbean Holdings B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1,800.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Corporate Holdings B.V. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Corporate Holdings B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 0.01
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Employee Benefits Management B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Employee Benefits Management B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Employment Services B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Employment Services B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Europe B.V. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Europe B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Europe Business Center B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Europe Business Center B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 454.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Finance International B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	UNILEVER FINANCE INTERNATIONAL B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Foodsolutions B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Foodsolutions B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Global Services B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Global Services B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Holdings B V [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Holdings B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 454.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Home And Personal Care Nederland B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Home & Personal Care Nederland B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 100.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Indonesia Holding B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Indonesia Holding B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Insurances N V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Insurances N.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 454.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Netherlands Retail Operations B V [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Netherlands Retail Operations B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Nederland Holdings B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Nederland Holdings B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 454.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Turkey Holdings BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Turkey Holdings B.V.
% holding as between NV/PLC	64.55%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever US Investments BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever US Investments B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Ventures Holdings BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Ventures Holdings B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 453.79
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Univest Company BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Univest Company B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | UNUS Holding BV [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Administration Centre B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 0.10
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | UNUS Holding BV [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Alser B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 0.10
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | UNUS Holding BV [Member] | Non voting shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS Europe B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 0.10
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Verenigde Zeepfabrieken BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS Holdings B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Wemado BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS NL Holdings Two B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Tessa BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Berran B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Nassaukade 5, 3071 JL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever B C S Nederland B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Canada Investments B.V.
% holding as between NV/PLC	55.40%
Nominal Value	€ 1.00
Registered address	Nassaukade 5, 3071 JL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Nederland B V [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Caribbean Holdings B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 454.00
Registered address	Nassaukade 5, 3071 JL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Nederland Foods Factories B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Corporate Holdings B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 46.00
Registered address	Nassaukade 5, 3071 JL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Ben en Jerry's Hellendoorn BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Employee Benefits Management B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 453.78
Registered address	Reggeweg 15, 7447 AN Hellendoorn
Netherlands [member] | Unilever N.V. [member] | Lever Faberge Europe-Sourcing Unit Vlaardingen BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Employment Services B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Deltaweg 150, 3133 KM Vlaardingen
Netherlands [member] | Unilever N.V. [member] | Unilever B C S Research and Development B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS Research and Development B.V.
% holding as between NV/PLC	55.40%
Nominal Value	€ 1.00
Registered address	Olivier van Noortlaan 120, 3133 AT Vlaardingen
Netherlands [member] | Unilever N.V. [member] | Unilever Research and Development Vlaardingen BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Research and Development Vlaardingen B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 460.00
Registered address	Olivier van Noortlaan 120, 3133 AT Vlaardingen
Netherlands [member] | Unilever N.V. [member] | Unilever B C S Sourcing Nederland B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS Sourcing Nederland B.V.
% holding as between NV/PLC	55.40%
Nominal Value	€ 1.00
Registered address	Nassaukade 3, 3071 JL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Nederland Services B V [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Nederland Services B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 460.00
Registered address	Nassaukade 3, 3071 JL Rotterdam
Netherlands [member] | Unilever N.V. [member] | Unilever Overseas Holdings BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Overseas Holdings B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY (Registered Seat: Rotterdam)
Netherlands [member] | Unilever PLC [member] | Alberto-Culver Netherlands BV [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Alberto-Culver Netherlands B.V.
% holding as between NV/PLC	44.60%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Alberto-Culver Netherlands BV [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Alberto-Culver Netherlands B.V.
% holding as between NV/PLC	44.60%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Argentina Investments BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Argentina Investments B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 454.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | BFO Holdings BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	BFO Holdings B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | BFO TWO BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	BFO TWO B.V.
% holding as between NV/PLC	44.60%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam1
Netherlands [member] | Unilever PLC [member] | BrazH1 BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	BrazH1 B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | BrazH2 BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	BrazH2 B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Brazinvest BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Brazinvest B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Brazinvestee BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Brazinvestee B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Chico-invest BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Chico-invest B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 455.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Dollar Shave Club B.V. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Dollar Shave Club B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Doma BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Doma B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Handelmaatschappij Noorda BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Handelmaatschappij Noorda B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Foods & Refreshment Global BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Foods & Refreshment Global B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Itaho BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Itaho B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Lipoma BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Lipoma B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Marga BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Marga B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Mavibel (Maatschappij voor Internationale Beleggingen) BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Mavibel (Maatschappij voor Internationale Beleggingen) B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Mexinvest BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Mexinvest B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Mixhold BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	MIXHOLD B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Mixhold BV [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	MIXHOLD B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Mixhold BV [Member] | Cumulative Preference Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	MIXHOLD B.V.
% holding as between NV/PLC	44.60%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Naamlooze Vennootschap Elma [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Naamlooze Vennootschap Elma
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Naamlooze Vennootschap Elma [Member] | Five Percentage Cumulative Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Naamlooze Vennootschap Elma
% holding as between NV/PLC	99.75%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | New Asia BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	New Asia B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Nommexar BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Nommexar B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Ortiz Finance BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Ortiz Finance B.V.
% holding as between NV/PLC	35.45%
Nominal Value | ANG / shares																	100.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Pabulum BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Pabulum B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Rizofoor BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Rizofoor B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Rolf von den Baumen's Vetsmelterij BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Rolf von den Baumen’s Vetsmelterij B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 454.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Rolon BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Rolon B.V.
% holding as between NV/PLC	35.45%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Saponia BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Saponia B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | ThaiB1 BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	ThaiB1 B.V.
% holding as between NV/PLC	35.45%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | ThaiB2 BV[Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	ThaiB2 B.V.
% holding as between NV/PLC	35.45%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Administration Centre BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Administration Centre B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Alser BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Alser B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever BCS Europe BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS Europe B.V.
% holding as between NV/PLC	44.60%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever BCS Holdings BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS Holdings B.V.
% holding as between NV/PLC	44.60%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever BCS NL Holdings Two BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS NL Holdings Two B.V.
% holding as between NV/PLC	44.60%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Berran B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Berran B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Canada Investments B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Canada Investments B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Caribbean Holdings B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Caribbean Holdings B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1,800.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Corporate Holdings B.V. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Corporate Holdings B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 0.01
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Employee Benefits Management B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Employee Benefits Management B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Employment Services B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Employment Services B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Europe B.V. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Europe B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 Al Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Europe Business Center B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Europe Business Center B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 454.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Finance International B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	UNILEVER FINANCE INTERNATIONAL B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Foodsolutions B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Foodsolutions B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Global Services B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Global Services B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Holdings B V [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Holdings B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 454.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Home And Personal Care Nederland B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Home & Personal Care Nederland B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 100.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Indonesia Holding B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Indonesia Holding B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Insurances N V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Insurances N.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 454.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Netherlands Retail Operations B V [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Netherlands Retail Operations B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Nederland Holdings B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Nederland Holdings B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 454.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Turkey Holdings BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Turkey Holdings B.V.
% holding as between NV/PLC	35.45%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever US Investments BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever US Investments B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Ventures Holdings BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Ventures Holdings B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 453.79
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Univest Company BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Univest Company B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | UNUS Holding BV [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Administration Centre B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 0.10
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | UNUS Holding BV [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Alser B.V.
% holding as between NV/PLC	100.00%
Nominal Value	€ 0.10
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | UNUS Holding BV [Member] | Non voting shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS Europe B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 0.10
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Verenigde Zeepfabrieken BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS Holdings B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Wemado BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS NL Holdings Two B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Unilever PLC [member] | Tessa BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Berran B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Nassaukade 5, 3071 JL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever B C S Nederland B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Canada Investments B.V.
% holding as between NV/PLC	44.60%
Nominal Value	€ 1.00
Registered address	Nassaukade 5, 3071 JL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Nederland B V [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Caribbean Holdings B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 454.00
Registered address	Nassaukade 5, 3071 JL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Nederland Foods Factories B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Corporate Holdings B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 46.00
Registered address	Nassaukade 5, 3071 JL Rotterdam
Netherlands [member] | Unilever PLC [member] | Ben en Jerry's Hellendoorn BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Employee Benefits Management B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 453.78
Registered address	Reggeweg 15, 7447 AN Hellendoorn
Netherlands [member] | Unilever PLC [member] | Lever Faberge Europe-Sourcing Unit Vlaardingen BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Employment Services B.V.
% holding as between NV/PLC	0.00%
Nominal Value | ANG / shares																	1,000.00
Registered address	Deltaweg 150, 3133 KM Vlaardingen
Netherlands [member] | Unilever PLC [member] | Unilever B C S Research and Development B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS Research and Development B.V.
% holding as between NV/PLC	44.60%
Nominal Value	€ 1.00
Registered address	Olivier van Noortlaan 120, 3133 AT Vlaardingen
Netherlands [member] | Unilever PLC [member] | Unilever Research and Development Vlaardingen BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Research and Development Vlaardingen B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 460.00
Registered address	Olivier van Noortlaan 120, 3133 AT Vlaardingen
Netherlands [member] | Unilever PLC [member] | Unilever B C S Sourcing Nederland B V [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever BCS Sourcing Nederland B.V.
% holding as between NV/PLC	44.60%
Nominal Value	€ 1.00
Registered address	Nassaukade 3, 3071 JL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Nederland Services B V [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Nederland Services B.V.
% holding as between NV/PLC	0.00%
Nominal Value	€ 460.00
Registered address	Nassaukade 3, 3071 JL Rotterdam
Netherlands [member] | Unilever PLC [member] | Unilever Overseas Holdings BV [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever Overseas Holdings B.V.
% holding as between NV/PLC	100.00%
Nominal Value | ANG / shares																	ANG 1,000.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY (Registered Seat: Rotterdam)
New Zealand [Member] | Unilever N.V. [member] | T2 NZ Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	New Zealand
Name of Undertaking	T2 NZ Limited
% holding as between NV/PLC	0.00%
Nominal Value | NZD / shares							NZD 1.00
Registered address	Level 4, 103 Carlton Gore Rd, Newmarket, Auckland 1023
New Zealand [Member] | Unilever N.V. [member] | Unilever New Zealand Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	New Zealand
Name of Undertaking	Unilever New Zealand Limited
% holding as between NV/PLC	0.00%
Nominal Value | NZD / shares							2.00
Registered address	Level 4, 103 Carlton Gore Rd, Newmarket, Auckland 1023
New Zealand [Member] | Unilever N.V. [member] | Unilever New Zealand Superannuation Trustee Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	New Zealand
Name of Undertaking	Unilever New Zealand Superannuation Trustee Limited
% holding as between NV/PLC	0.00%
Nominal Value | NZD / shares							1.00
Registered address	Level 4, 103 Carlton Gore Rd, Newmarket, Auckland 1023
New Zealand [Member] | Unilever N.V. [member] | Unilever New Zealand Trading Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	New Zealand
Name of Undertaking	Unilever New Zealand Trading Limited
% holding as between NV/PLC	0.00%
Nominal Value | NZD / shares							1.00
Registered address	Level 4, 103 Carlton Gore Rd, Newmarket, Auckland 1023
New Zealand [Member] | Unilever N.V. [member] | Ben And Jerry's Franchising New Zealand Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	New Zealand
Name of Undertaking	Ben & Jerry’s Franchising New Zealand Limited
% holding as between NV/PLC	0.00%
Nominal Value | NZD / shares							1.00
Registered address	Level 4, 103 Carlton Gore Rd, Newmarket, Auckland 1023
New Zealand [Member] | Unilever PLC [member] | T2 NZ Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	New Zealand
Name of Undertaking	T2 NZ Limited
% holding as between NV/PLC	100.00%
Nominal Value | NZD / shares							1.00
Registered address	Level 4, 103 Carlton Gore Rd, Newmarket, Auckland 1023
New Zealand [Member] | Unilever PLC [member] | Unilever New Zealand Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	New Zealand
Name of Undertaking	Unilever New Zealand Limited
% holding as between NV/PLC	100.00%
Nominal Value | NZD / shares							2.00
Registered address	Level 4, 103 Carlton Gore Rd, Newmarket, Auckland 1023
New Zealand [Member] | Unilever PLC [member] | Unilever New Zealand Superannuation Trustee Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	New Zealand
Name of Undertaking	Unilever New Zealand Superannuation Trustee Limited
% holding as between NV/PLC	100.00%
Nominal Value | NZD / shares							1.00
Registered address	Level 4, 103 Carlton Gore Rd, Newmarket, Auckland 1023
New Zealand [Member] | Unilever PLC [member] | Unilever New Zealand Trading Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	New Zealand
Name of Undertaking	Unilever New Zealand Trading Limited
% holding as between NV/PLC	100.00%
Nominal Value | NZD / shares							1.00
Registered address	Level 4, 103 Carlton Gore Rd, Newmarket, Auckland 1023
New Zealand [Member] | Unilever PLC [member] | Ben And Jerry's Franchising New Zealand Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	New Zealand
Name of Undertaking	Ben & Jerry’s Franchising New Zealand Limited
% holding as between NV/PLC	100.00%
Nominal Value | NZD / shares							NZD 1.00
Registered address	Level 4, 103 Carlton Gore Rd, Newmarket, Auckland 1023
Nicaragua [Member] | Unilever N.V. [member] | Unilever de Centroamerica SA Nicaragua [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Nicaragua
Name of Undertaking	Unilever de Centroamerica S.A. Nicaragua
% holding as between NV/PLC	100.00%
Nominal Value | NIO / shares																NIO 50.00
Registered address	Km 11.5, Carretera Vieja a León, 800 Mts Norte, 100 Mts Este, 300 Mts Norte, Managua
Nicaragua [Member] | Unilever PLC [member] | Unilever de Centroamerica SA Nicaragua [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Nicaragua
Name of Undertaking	Unilever de Centroamerica S.A. Nicaragua
% holding as between NV/PLC	0.00%
Nominal Value | NIO / shares																NIO 50.00
Registered address	Km 11.5, Carretera Vieja a León, 800 Mts Norte, 100 Mts Este, 300 Mts Norte, Managua
Niger [Member] | Unilever Niger SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	56.27%
Niger [Member] | Unilever N.V. [member] | Unilever Niger SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Niger
Name of Undertaking	Unilever Niger S.A.
% holding as between NV/PLC	0.00%
Nominal Value | XOF / shares					XOF 10,000.00
Registered address	BP 10272 Niamey
Niger [Member] | Unilever PLC [member] | Unilever Niger SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Niger
Name of Undertaking	Unilever Niger S.A.
% holding as between NV/PLC	56.27%
Nominal Value | XOF / shares					XOF 10,000.00
Registered address	BP 10272 Niamey
Nigeria [Member] | Unilever Nigeria Plc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.70%
Nigeria [Member] | West Africa Popular Foods Nigeria Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	51.00%
Nigeria [Member] | Unilever N.V. [member] | Unilever Nigeria Plc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Nigeria
Name of Undertaking	Unilever Nigeria Plc
% holding as between NV/PLC	0.00%
Nominal Value | NGN / shares										NGN 0.50
Registered address	1 Billings Way, Oregun, Ikeja, Lagos
Nigeria [Member] | Unilever N.V. [member] | West Africa Popular Foods Nigeria Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Nigeria
Name of Undertaking	West Africa Popular Foods Nigeria Limited
% holding as between NV/PLC	0.00%
Nominal Value | NGN / shares										1.00
Registered address	1 Billings Way, Oregun, Ikeja, Lagos
Nigeria [Member] | Unilever PLC [member] | Unilever Nigeria Plc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Nigeria
Name of Undertaking	Unilever Nigeria Plc
% holding as between NV/PLC	67.70%
Nominal Value | NGN / shares										0.50
Registered address	1 Billings Way, Oregun, Ikeja, Lagos
Nigeria [Member] | Unilever PLC [member] | West Africa Popular Foods Nigeria Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Nigeria
Name of Undertaking	West Africa Popular Foods Nigeria Limited
% holding as between NV/PLC	51.00%
Nominal Value | NGN / shares										NGN 1.00
Registered address	1 Billings Way, Oregun, Ikeja, Lagos
Norway [Member] | Unilever N.V. [member] | Unilever Norge AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Norway
Name of Undertaking	Unilever Norge AS
% holding as between NV/PLC	100.00%
Nominal Value | NOK / shares						NOK 100.00
Registered address	Martin Linges vei 25, Postbox 1, 1331 Fornebu
Norway [Member] | Unilever PLC [member] | Unilever Norge AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Norway
Name of Undertaking	Unilever Norge AS
% holding as between NV/PLC	0.00%
Nominal Value | NOK / shares						NOK 100.00
Registered address	Martin Linges vei 25, Postbox 1, 1331 Fornebu
Pakistan [Member] | Unilever Pakistan Foods Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	75.85%
Pakistan [Member] | Unilever Pakistan Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.19%
Pakistan [Member] | Unilever Pakistan Limited [Member] | Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	71.78%
Pakistan [Member] | Unilever N.V. [member] | Lever Associated Pakistan Trust (Private) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Lever Associated Pakistan Trust (Private) Limited
% holding as between NV/PLC	0.00%
Nominal Value | PKR / shares											PKR 10.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever N.V. [member] | Lever Chemicals (Private) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Lever Chemicals (Private) Limited
% holding as between NV/PLC	0.00%
Nominal Value | PKR / shares											10.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever N.V. [member] | Sadiq (Private) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Sadiq (Private) Limited
% holding as between NV/PLC	0.00%
Nominal Value | PKR / shares											10.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever N.V. [member] | Unilever Birds Eye Foods Pakistan (Private) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Unilever Birds Eye Foods Pakistan (Private) Limited
% holding as between NV/PLC	0.00%
Nominal Value | PKR / shares											10.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever N.V. [member] | Unilever Pakistan Foods Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Unilever Pakistan Foods Limited
% holding as between NV/PLC	42.02%
Nominal Value | PKR / shares											10.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever N.V. [member] | Unilever Pakistan Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Unilever Pakistan Limited
% holding as between NV/PLC	0.00%
Nominal Value | PKR / shares											50.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever N.V. [member] | Unilever Pakistan Limited [Member] | Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Unilever Pakistan Limited
% holding as between NV/PLC	0.00%
Nominal Value | PKR / shares											100.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever PLC [member] | Lever Associated Pakistan Trust (Private) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Lever Associated Pakistan Trust (Private) Limited
% holding as between NV/PLC	100.00%
Nominal Value | PKR / shares											10.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever PLC [member] | Lever Chemicals (Private) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Lever Chemicals (Private) Limited
% holding as between NV/PLC	100.00%
Nominal Value | PKR / shares											10.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever PLC [member] | Sadiq (Private) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Sadiq (Private) Limited
% holding as between NV/PLC	100.00%
Nominal Value | PKR / shares											10.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever PLC [member] | Unilever Birds Eye Foods Pakistan (Private) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Unilever Birds Eye Foods Pakistan (Private) Limited
% holding as between NV/PLC	100.00%
Nominal Value | PKR / shares											10.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever PLC [member] | Unilever Pakistan Foods Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Unilever Pakistan Foods Limited
% holding as between NV/PLC	33.83%
Nominal Value | PKR / shares											10.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever PLC [member] | Unilever Pakistan Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Unilever Pakistan Limited
% holding as between NV/PLC	99.19%
Nominal Value | PKR / shares											50.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Pakistan [Member] | Unilever PLC [member] | Unilever Pakistan Limited [Member] | Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Pakistan
Name of Undertaking	Unilever Pakistan Limited
% holding as between NV/PLC	71.78%
Nominal Value | PKR / shares											PKR 100.00
Registered address	Avari Plaza, Fatima Jinnah Road, Karachi – 75530
Palestinian [Member] | Unilever N.V. [member] | Unilever Market Development Company [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Palestine
Name of Undertaking	Unilever Market Development Company
% holding as between NV/PLC	0.00%
Nominal Value | ₪ / shares														₪ 1.00
Registered address	Ersal St. Awad Center P.O.B 3801 Al-Beireh, Ramallah
Palestinian [Member] | Unilever PLC [member] | Unilever Market Development Company [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Palestine
Name of Undertaking	Unilever Market Development Company
% holding as between NV/PLC	100.00%
Nominal Value | ₪ / shares														₪ 1.00
Registered address	Ersal St. Awad Center P.O.B 3801 Al-Beireh, Ramallah
Panama [Member] | Unilever N.V. [member] | Unilever Regional Services Panama SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Panama
Name of Undertaking	Unilever Regional Services Panama S.A.
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares			1.00
Registered address	Punta Pacifica, Calle Isaac Hanono Missri, P.H. Torre de las Americas, Torre C, Oficina 32, corregimiento de San Francisco, Distrito y Provincia de Panama
Panama [Member] | Unilever N.V. [member] | Unilever de Centroamerica SA Panama [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Panama
Name of Undertaking	Unilever de Centroamerica S.A. Panama
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares			0.00
Registered address	Calle Isaac Honoro, Torre de las Americas, torre C, piso 32, corregimiento de San Francisco, distrito y provincia de Panama
Panama [Member] | Unilever PLC [member] | Unilever Regional Services Panama SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Panama
Name of Undertaking	Unilever Regional Services Panama S.A.
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			1.00
Registered address	Punta Pacifica, Calle Isaac Hanono Missri, P.H. Torre de las Americas, Torre C, Oficina 32, corregimiento de San Francisco, Distrito y Provincia de Panama
Panama [Member] | Unilever PLC [member] | Unilever de Centroamerica SA Panama [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Panama
Name of Undertaking	Unilever de Centroamerica S.A. Panama
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			0.00
Registered address	Calle Isaac Honoro, Torre de las Americas, torre C, piso 32, corregimiento de San Francisco, distrito y provincia de Panama
Paraguay [Member] | Unilever N.V. [member] | Unilever de Paraguay SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Paraguay
Name of Undertaking	Unilever de Paraguay S.A.
% holding as between NV/PLC	100.00%
Nominal Value | PYG / shares															PYG 1,000,000.00
Registered address	4544 Roque Centurion Miranda N° 1635 casi San Martin. Edificio Aymac II, Asuncion
Paraguay [Member] | Unilever PLC [member] | Unilever de Paraguay SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Paraguay
Name of Undertaking	Unilever de Paraguay S.A.
% holding as between NV/PLC	0.00%
Nominal Value | PYG / shares															PYG 1,000,000.00
Registered address	4544 Roque Centurion Miranda N° 1635 casi San Martin. Edificio Aymac II, Asuncion
Peru [Member] | Unilever N.V. [member] | Unilever Andina Per SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Peru
Name of Undertaking	Unilever Andina Peru S.A.
% holding as between NV/PLC	100.00%
Nominal Value | PEN / shares													PEN 1.00
Registered address	Av. Paseo de la Republica 5895 OF. 401, Miraflores, Lima 18
Peru [Member] | Unilever PLC [member] | Unilever Andina Per SA [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Peru
Name of Undertaking	Unilever Andina Peru S.A.
% holding as between NV/PLC	0.00%
Nominal Value | PEN / shares													PEN 1.00
Registered address	Av. Paseo de la Republica 5895 OF. 401, Miraflores, Lima 18
Philippines [Member] | Unilever RFM Ice Cream, Inc. [Member] | Common B [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	50.00%
Philippines [Member] | Unilever N.V. [member] | Metrolab Industries, Inc. [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Metrolab Industries, Inc.
% holding as between NV/PLC	64.55%
Nominal Value | PHP / shares																		PHP 1.00
Registered address	Linares Road, Gateway Business Park, Gen. Trias, Cavite
Philippines [Member] | Unilever N.V. [member] | Metrolab Industries, Inc. [Member] | Preferred Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Metrolab Industries, Inc.
% holding as between NV/PLC	64.55%
Nominal Value | PHP / shares																		10.00
Registered address	Linares Road, Gateway Business Park, Gen. Trias, Cavite
Philippines [Member] | Unilever N.V. [member] | Unilever Philippines, Inc. [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Unilever Philippines, Inc.
% holding as between NV/PLC	64.55%
Nominal Value | PHP / shares																		50.00
Registered address	7th Floor, Bonifacio Stopover Corporate Center, 31st Street corner 2nd Avenue, Bonifacio Global City, Taguig City
Philippines [Member] | Unilever N.V. [member] | Unilever Philippines Body Care, Inc. [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Unilever Philippines Body Care, Inc.
% holding as between NV/PLC	64.55%
Nominal Value | PHP / shares																		100.00
Registered address	11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City
Philippines [Member] | Unilever N.V. [member] | Unilever RFM Ice Cream, Inc. [Member] | Common B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Unilever RFM Ice Cream, Inc.
% holding as between NV/PLC	32.28%
Nominal Value | PHP / shares																		1.00
Registered address	Manggahan Light Industrial Compound, A. Rodriguez Avenue, Bo. Manggahan, Pasig City
Philippines [Member] | Unilever PLC [member] | Metrolab Industries, Inc. [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Metrolab Industries, Inc.
% holding as between NV/PLC	35.45%
Nominal Value | PHP / shares																		1.00
Registered address	Linares Road, Gateway Business Park, Gen. Trias, Cavite
Philippines [Member] | Unilever PLC [member] | Metrolab Industries, Inc. [Member] | Preferred Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Metrolab Industries, Inc.
% holding as between NV/PLC	35.45%
Nominal Value | PHP / shares																		10.00
Registered address	Linares Road, Gateway Business Park, Gen. Trias, Cavite
Philippines [Member] | Unilever PLC [member] | Unilever Philippines, Inc. [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Unilever Philippines, Inc.
% holding as between NV/PLC	35.45%
Nominal Value | PHP / shares																		50.00
Registered address	7th Floor, Bonifacio Stopover Corporate Center, 31st Street corner 2nd Avenue, Bonifacio Global City, Taguig City
Philippines [Member] | Unilever PLC [member] | Unilever Philippines Body Care, Inc. [Member] | Common Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Unilever Philippines Body Care, Inc.
% holding as between NV/PLC	35.45%
Nominal Value | PHP / shares																		100.00
Registered address	11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City
Philippines [Member] | Unilever PLC [member] | Unilever RFM Ice Cream, Inc. [Member] | Common B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Unilever RFM Ice Cream, Inc.
% holding as between NV/PLC	17.72%
Nominal Value | PHP / shares																		PHP 1.00
Registered address	Manggahan Light Industrial Compound, A. Rodriguez Avenue, Bo. Manggahan, Pasig City
Poland [Member] | Unilever N.V. [member] | Unilever Polska Sp. z o.o. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Poland
Name of Undertaking	Unilever Polska Sp. z o.o.
% holding as between NV/PLC	0.00%
Nominal Value | PLN / shares								PLN 50.00
Registered address	Jerozolimskie 134, 02-305, Warszawa
Poland [Member] | Unilever N.V. [member] | Unilever Poland Services Sp. z o.o. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Poland
Name of Undertaking	Unilever Poland Services Sp. z o.o.
% holding as between NV/PLC	0.00%
Nominal Value | PLN / shares								50.00
Registered address	Jerozolimskie 134, 02-305, Warszawa
Poland [Member] | Unilever N.V. [member] | Unilever Polska S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Poland
Name of Undertaking	UNILEVER POLSKA S.A.
% holding as between NV/PLC	0.00%
Nominal Value | PLN / shares								10.00
Registered address	Jerozolimskie 134, 02-305, Warszawa
Poland [Member] | Unilever N.V. [member] | Unilever BCS Polska Sp. z o.o. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Poland
Name of Undertaking	Unilever BCS Polska Sp. z o.o.
% holding as between NV/PLC	55.40%
Nominal Value | PLN / shares								50.00
Registered address	Jerozolimskie 134, 02-305, Warszawa
Poland [Member] | Unilever N.V. [member] | Unilever BCS Polska Holding Sp. z o.o. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Poland
Name of Undertaking	Unilever BCS Polska Holding Sp. z o.o.
% holding as between NV/PLC	0.00%
Nominal Value | PLN / shares								50.00
Registered address	Jerozolimskie 134, 02-305, Warszawa
Poland [Member] | Unilever PLC [member] | Unilever Polska Sp. z o.o. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Poland
Name of Undertaking	Unilever Polska Sp. z o.o.
% holding as between NV/PLC	100.00%
Nominal Value | PLN / shares								50.00
Registered address	Jerozolimskie 134, 02-305, Warszawa
Poland [Member] | Unilever PLC [member] | Unilever Poland Services Sp. z o.o. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Poland
Name of Undertaking	Unilever Poland Services Sp. z o.o.
% holding as between NV/PLC	100.00%
Nominal Value | PLN / shares								50.00
Registered address	Jerozolimskie 134, 02-305, Warszawa
Poland [Member] | Unilever PLC [member] | Unilever Polska S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Poland
Name of Undertaking	UNILEVER POLSKA S.A.
% holding as between NV/PLC	100.00%
Nominal Value | PLN / shares								10.00
Registered address	Jerozolimskie 134, 02-305, Warszawa
Poland [Member] | Unilever PLC [member] | Unilever BCS Polska Sp. z o.o. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Poland
Name of Undertaking	Unilever BCS Polska Sp. z o.o.
% holding as between NV/PLC	44.60%
Nominal Value | PLN / shares								50.00
Registered address	Jerozolimskie 134, 02-305, Warszawa
Poland [Member] | Unilever PLC [member] | Unilever BCS Polska Holding Sp. z o.o. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Poland
Name of Undertaking	Unilever BCS Polska Holding Sp. z o.o.
% holding as between NV/PLC	100.00%
Nominal Value | PLN / shares								PLN 50.00
Registered address	Jerozolimskie 134, 02-305, Warszawa
Puerto Rico [Member] | Unilever N.V. [member] | Unilever de Puerto Rico, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Puerto Rico
Name of Undertaking	Unilever de Puerto Rico, Inc
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares			100.00
Registered address	Professional Services Park 997, San Roberto St., Suite 7, San Juan
Puerto Rico [Member] | Unilever PLC [member] | Unilever de Puerto Rico, Inc [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Puerto Rico
Name of Undertaking	Unilever de Puerto Rico, Inc
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			$ 100.00
Registered address	Professional Services Park 997, San Roberto St., Suite 7, San Juan